U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

January 26, 2018

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:	HOTCHKIS & WILEY FUNDS (the “TRUST”)
Securities Act Registration No: 333-68740
Investment Company Registration No: 811-10487

Dear Sir or Madam:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith by the Trust on behalf of its series, the Diversified Value Fund, the Large Cap Value Fund, the Mid Cap Value Fund, the Small Cap Value Fund, the Small Cap Diversified Value Fund, the Global Value Fund, the International Value Fund, the Value Opportunities Fund, the Capital Income Fund and the High Yield Fund, (the “Funds”), is Post-Effective Amendment No. 50 and Amendment No. 51 to the Trust’s Registration Statement on Form N-1A.  This PEA No. 50 is filed for the purpose of registering new Class Z shares of the High Yield Fund.

Please note that the Commission staff last provided a full review of the Trust’s registration statement relating to the Funds, on which the Amendment is based, filed as Post-Effective Amendment No. 43 to the Trust’s Registration Statement on February 3, 2017, and the Trust responded to the staff’s oral comments and suggestions in a correspondence filing on April 10, 2017.

Therefore, pursuant to Investment Company Act Release No. IC 13768, the Trust requests that the Amendment be afforded selective review limited to only the addition of Class Z shares of the High Yield Fund within the Fund’s prospectus and SAI.  Absent the addition of the Class Z shares of the High Yield Fund within the Fund’s prospectus and SAI, the Trust believes that the Amendment would qualify for immediate effectiveness pursuant to Rule 485(b) under the 1933 Act.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5208.

Very truly yours,

/s/ Rachel A. Spearo

Rachel A. Spearo, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures